Schedule of Investments
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–100.64%
Arizona–2.49%
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project); Series 2018 A, RB(a)	5.25%	12/15/2038	$ 100	$ 114,635
Arizona State University (Green Bonds); Series 2016 B, RB	5.00%	07/01/2047	1,360	1,616,211
Festival Ranch Community Facilities District;
Series 2019, GO Bonds (INS - AGM)(b)	4.00%	07/15/2034	300	342,491
Series 2019, Ref. GO Bonds (INS - AGM)(b)	4.00%	07/15/2034	350	399,573
Maricopa (County of), AZ Industrial Development Authority (Benjamin Franklin Charter School); Series 2018, RB(a)	6.00%	07/01/2052	1,000	1,193,584
				3,666,494
California–11.15%
California (State of);
Series 2015 C, Ref. GO Bonds	5.00%	09/01/2028	1,565	1,863,042
Series 2019, Ref. GO Bonds	5.00%	11/01/2037	1,500	1,933,164
Series 2021, GO Bonds	5.00%	12/01/2032	1,000	1,212,728
Series 2021, GO Bonds	5.00%	12/01/2034	1,000	1,211,631
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds);
Series 2019, RB	5.00%	08/01/2044	1,000	1,260,601
Series 2019, RB	5.00%	08/01/2049	1,500	1,879,542
California (State of) Public Finance Authority (Enso Village); Series 2021, RB(a)	3.13%	05/15/2029	510	515,186
California (State of) Public Finance Authority (Enso Village) (Green Bonds); Series 2021, RB(a)	5.00%	11/15/2046	1,250	1,397,702
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds); Series 2020 A, RB	4.00%	12/01/2043	1,200	1,451,182
Sacramento (City of), CA Municipal Utility District (Green Bonds); Series 2020 H, RB	4.00%	08/15/2045	1,000	1,199,499
Southern California Public Power Authority (Tieton Hydropower); Series 2020 A, Ref. RB	4.00%	07/01/2039	1,000	1,199,295
Transbay Joint Powers Authority (Green Bonds); Series 2020 A, RB	5.00%	10/01/2049	1,000	1,260,738
				16,384,310
Colorado–1.60%
Aurora (City of), CO (Green Bonds); Series 2016, Ref. RB	5.00%	08/01/2032	250	303,374
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2020 A, Ref. RB	4.00%	07/15/2035	1,250	1,505,329
Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	500	540,677
				2,349,380
Connecticut–0.83%
Connecticut (State of); Series 2020 A, GO Bonds	4.00%	01/15/2038	1,000	1,200,302
South Central Connecticut Regional Water Authority; Series 2008, RB (INS - AGM)(b)	4.50%	08/01/2038	15	15,037
				1,215,339
District of Columbia–0.82%
Washington (State of) Metropolitan Area Transit Authority (Green Bonds); Series 2021 A, RB	4.00%	07/15/2046	1,000	1,204,751
Florida–1.65%
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(a)(c)	7.38%	01/01/2049	1,000	1,085,737
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(a)	5.75%	07/15/2053	100	111,993
Miami-Dade (County of), FL; Series 2021, RB	4.00%	10/01/2037	1,000	1,228,390
				2,426,120
Georgia–2.92%
Atlanta (City of), GA (Beltline); Series 2016 A, Ref. RB	5.00%	01/01/2026	1,275	1,279,498
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	100	99,297
Series 2018 A, RB	6.00%	12/01/2038	115	114,262
Series 2018 A, RB	6.25%	12/01/2048	285	281,681
Series 2018 A, RB	6.50%	12/01/2053	165	165,560
See accompanying notes which are an integral part of this schedule.
Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Houston (County of), GA Hospital Authority (Houston Hospitals, Inc.); Series 2016 A, Ref. RB	5.00%	10/01/2031	$1,780	$ 1,928,028
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.38%	12/01/2053	250	252,889
Series 2018 A-2, RB(d)	5.50%	12/01/2028	175	175,565
				4,296,780
Illinois–5.15%
Chicago (City of), IL; Series 2017, Ref. RB (INS - AGM)(b)	5.00%	11/01/2032	2,050	2,554,147
Chicago (City of), IL Park District; Series 2020 A, Ref. GO Bonds (INS - BAM)(b)	4.00%	01/01/2037	2,250	2,623,234
Chicago (City of), IL Transit Authority; Series 2020 A, Ref. RB	5.00%	12/01/2045	1,000	1,237,940
Chicago Park District; Series 2020 C, GO Bonds (INS - BAM)(b)	4.00%	01/01/2040	1,000	1,157,692
				7,573,013
Iowa–1.40%
Clear Lake (City of), IA (Timbercrest Apartments, LLC); Series 2018, RB	6.00%	10/01/2048	100	104,288
Iowa (State of) Finance Authority (Green Bonds); Series 2020 A, RB	5.00%	08/01/2049	1,500	1,955,197
				2,059,485
Kansas–0.72%
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2019, Ref. RB	5.00%	05/15/2050	1,000	1,054,976
Louisiana–2.29%
New Orleans (City of), LA;
Series 2020 B, RB	5.00%	06/01/2045	1,500	1,871,528
Series 2020 B, RB	4.00%	06/01/2050	1,300	1,494,161
				3,365,689
Maryland–4.25%
Baltimore (City of), MD (Water); Series 2019 A, RB	4.00%	07/01/2044	1,080	1,270,231
Maryland (State of) Stadium Authority (Baltimore (City of), MD Public Schools) (Green Bonds); Series 2020, RB	5.00%	05/01/2047	1,000	1,453,427
Maryland Economic Development Corp. (Purple Line Light Rail);
Series 2016, RB(c)	5.00%	03/31/2024	1,000	1,022,497
Series 2016, RB(c)	5.00%	03/31/2025	1,000	1,022,497
Montgomery (County of), MD Housing Opportunities Commission; Series 2021 A, RB	2.10%	07/01/2052	1,500	1,470,882
				6,239,534
Massachusetts–3.13%
Massachusetts (Commonwealth of);
Series 2018 E, GO Bonds	5.00%	09/01/2037	1,000	1,278,098
Series 2020, GO Bonds	5.00%	07/01/2045	1,000	1,289,985
Massachusetts (Commonwealth of) Development Finance Agency; Series 2007, RB	4.50%	09/01/2036	5	5,015
Massachusetts (State of) Housing Finance Agency; Series 2020 D-1, RB	2.65%	12/01/2055	2,000	2,025,489
				4,598,587
Michigan–1.51%
Great Lakes Water Authority; Series 2020 A, RB	5.00%	07/01/2045	1,750	2,221,852
Minnesota–9.47%
Anoka (County of), MN Housing & Redevelopment Authority (Woodland Park Apartments); Series 2011 A, RB	5.00%	04/01/2027	1,000	1,002,723
Brooklyn Park (City of), MN (Athlos Leadership Academy); Series 2015, RB	5.50%	07/01/2035	650	704,416
Buffalo (City of), MN (Central MN Senior Housing);
Series 2006 A, Ref. RB	5.38%	09/01/2026	320	320,126
Series 2006 A, Ref. RB	5.50%	09/01/2033	10	10,004
Chisago (City of), MN (CDL Homes LLC); Series 2013 B, RB	6.00%	08/01/2043	1,000	1,050,115
Cokato (City of), MN (Cokato Charitable Trust); Series 2006 A, Ref. RB	5.25%	12/01/2026	175	175,053
Dakota (County of), MN Community Development Agency (Ebenezer Ridges Assisted Living); Series 2013 A, RB	5.75%	11/01/2033	750	764,653
Dakota (County of), MN Community Development Agency (Sanctuary at Est St. Paul); Series 2015, RB	6.00%	08/01/2035	2,300	1,856,609
Hayward (City of), MN (St. John’s Lutheran Home of Albert Lea); Series 2014, Ref. RB	5.38%	10/01/2044	500	501,092
See accompanying notes which are an integral part of this schedule.
Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
International Falls (City of), MN; Series 1999, Ref. RB(c)	6.85%	12/01/2029	$ 115	$ 115,158
Little Canada (City of), MN (PHS/Mayfield LLC); Series 2010, Ref. RB	6.00%	12/01/2030	250	250,120
Maplewood (City of), MN (VOA Care Centers); Series 2005 A, Ref. RB	5.38%	10/01/2024	430	430,116
Minneapolis & St. Paul (Cities of), MN Housing Finance Board;
Series 2006 A-2, RB (CEP - GNMA)(c)	5.00%	12/01/2038	0	130
Series 2007 A-2, RB (CEP - GNMA)(c)	5.52%	03/01/2041	5	5,011
Minnesota (State of) Higher Education Facilities Authority; Series 2017, Ref. RB	5.00%	10/01/2040	500	557,173
Minnesota (State of) Housing Finance Agency; Series 2013 B-1, RB	5.30%	08/01/2044	1,050	1,118,289
Ramsey (City of), MN (Pact Charter School); Series 2013 A, Ref. RB	5.50%	12/01/2033	1,000	1,016,363
St. Louis (City of), MN Park Economic Development Authority (Hoigaard Village); Series 2010, RB	5.00%	02/01/2023	125	125,170
St. Paul (City of), MN Housing & Redevelopment Authority; Series 2004, RB	6.25%	03/01/2029	274	246,224
St. Paul (City of), MN Housing & Redevelopment Authority (Nova Classical Academy); Series 2011 A, RB	6.38%	09/01/2031	375	379,670
St. Paul (City of), MN Housing & Redevelopment Authority (University Westgate Station); Series 2015 B, RB	5.25%	04/01/2043	500	509,835
St. Paul (City of), MN Port Authority; Series 2007 1, RB	5.00%	08/01/2036	1,375	1,376,432
Stillwater (City of), MN (Orleans Homes);
Series 2007, RB(c)	5.38%	02/01/2032	900	901,070
Series 2007, RB(c)	5.50%	02/01/2042	510	510,471
				13,926,023
Missouri–1.09%
Boone (County of), MO (Boone Hospital Center); Series 2016, Ref. RB	5.00%	08/01/2031	900	1,004,280
Missouri (State of) Health & Educational Facilities Authority (Maryville University St. Louis); Series 2019 A, RB	5.00%	06/15/2045	500	594,762
				1,599,042
New Hampshire–0.71%
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(c)(d)	3.75%	07/02/2040	1,000	1,039,903
New Jersey–4.86%
New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2031	1,000	1,254,340
New Jersey (State of) Economic Development Authority;
Series 2018 A, RB(a)	6.50%	11/01/2052	100	120,307
Series 2020 D, Ref. RB(c)(d)	1.10%	12/01/2027	2,135	2,122,250
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	87	109,139
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds);
Series 2020 A, RB	5.00%	07/01/2045	1,000	1,244,012
Series 2020 A, RB	4.00%	07/01/2050	2,000	2,293,908
				7,143,956
New York–15.73%
Metropolitan Transportation Authority; Series 2014 B, RB	5.00%	11/15/2044	2,000	2,205,117
Metropolitan Transportation Authority (Green Bonds);
Series 2017 B, Ref. RB	5.00%	11/15/2025	1,110	1,325,328
Series 2020 C-1, RB	5.00%	11/15/2050	1,000	1,229,045
New York (City of), NY;
Series 2015 F-4, GO Bonds(d)	5.00%	12/01/2025	1,500	1,758,350
Series 2021 F-1, GO Bonds	5.00%	03/01/2050	3,000	3,826,825
New York (State of) Housing Finance Agency (Climate Bond Certified/Sustainability Bonds); Series 2019 P, RB	3.05%	11/01/2049	1,000	1,040,839
New York City Housing Development Corp.;
Series 2020 A-1-C, RB	2.80%	11/01/2045	1,000	1,033,929
Series 2020 C, RB	2.75%	02/01/2051	2,000	2,028,754
New York City Housing Development Corp. (Sustainable Neighborhoods); Series 2019 G-1-B, Ref. RB	3.00%	11/01/2044	1,000	1,044,565
New York Power Authority; Series 2020 A, Ref. RB	4.00%	11/15/2050	1,000	1,174,864
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.); Series 2020, RB(c)(d)	2.75%	09/02/2025	2,000	2,074,681
New York State Urban Development Corp.; Series 2020 A, RB	4.00%	03/15/2049	1,525	1,794,313
See accompanying notes which are an integral part of this schedule.
Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Triborough Bridge & Tunnel Authority; Series 2020-XL0169, Revenue Ctfs.(e)	5.00%	05/15/2051	$2,000	$ 2,585,948
				23,122,558
North Carolina–0.01%
Nash Health Care Systems; Series 2003, RB (INS - AGM)(b)	5.00%	11/01/2030	10	10,029
Ohio–2.90%
American Municipal Power, Inc. (Green Bonds, Solar Electricity); Series 2020 A, RB	4.00%	02/15/2044	2,215	2,560,517
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(d)(f)	8.00%	07/01/2022	490	528,173
Ohio (State of) Higher Educational Facility Commission (University Findlay); Series 2019, Ref. RB	5.00%	03/01/2039	1,000	1,168,147
				4,256,837
Pennsylvania–6.42%
Allegheny (County of), PA; Series 2020 C-78, GO Bonds	4.00%	11/01/2049	1,000	1,194,003
Chester (County of), PA Industrial Development Authority (Longwood Gardens);
Series 2019, RB	5.00%	12/01/2044	1,750	2,195,744
Series 2019, RB	4.00%	12/01/2049	1,500	1,739,150
Dallas Area Municipal Authority (Misericordia University);
Series 2019, Ref. RB	5.00%	05/01/2039	145	170,765
Series 2019, Ref. RB	5.00%	05/01/2048	560	649,193
Philadelphia (City of), PA Authority for Industrial Development (La Salle University); Series 2017, Ref. RB	5.00%	05/01/2036	1,000	1,100,555
Pittsburgh (City of), PA Water & Sewer Authority; Series 2020 B, RB (INS - AGM)(b)	4.00%	09/01/2050	1,250	1,474,273
State Public School Building Authority (School District of Philidelphia (The)); Series 2016 A, Ref. RB (INS - AGM)(b)	5.00%	06/01/2031	750	915,344
				9,439,027
Rhode Island–2.05%
Rhode Island Housing and Mortgage Finance Corp.;
Series 2021 B, RB	2.15%	10/01/2040	2,000	2,018,112
Series 2021, RB(d)	0.45%	10/01/2023	1,000	1,000,657
				3,018,769
Tennessee–2.51%
Memphis (City of), TN; Series 2020 A, RB	4.00%	12/01/2050	1,000	1,195,111
Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(a)	5.13%	06/01/2036	100	115,092
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2046	2,000	2,384,771
				3,694,974
Texas–4.79%
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	100	117,554
Austin (City of), TX; Series 2020 C, Ref. RB	5.00%	11/15/2050	1,000	1,299,238
Austin Community College District Public Facility Corp. (Highland Campus Building 3000); Series 2018, RB	5.00%	08/01/2042	2,000	2,415,013
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	6.13%	08/15/2048	500	580,971
Dallas (City of), TX Area Rapid Transit; Series 2020 A, Ref. RB	5.00%	12/01/2045	1,000	1,281,147
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2045	1,250	1,343,757
				7,037,680
Virginia–2.34%
Charles City (County of), VA Economic Development Authority (Wate Management, Inc.); Series 2004 A, RB	2.88%	02/01/2029	2,000	2,244,266
Farmville (Town of), VA Industrial Development Authority (Longwood University Student Housing); Series 2018 A, Ref. RB	5.00%	01/01/2055	1,000	1,191,401
				3,435,667
Washington–3.76%
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(a)(c)	5.63%	12/01/2040	2,000	2,275,040
See accompanying notes which are an integral part of this schedule.
Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center); Series 2017, Ref. RB	5.00%	08/15/2035	$2,745	$ 3,255,937
				5,530,977
Wisconsin–4.09%
Public Finance Authority (Beyond Boone LLC - Appalachian State University); Series 2019 A, RB (INS - AGM)(b)	5.00%	07/01/2035	500	617,942
Public Finance Authority (The Evergreens Obligated Group); Series 2019 A, Ref. RB	5.00%	11/15/2044	1,000	1,147,880
Somers (Village of), WI; Series 2018 B, Ref. RB	4.85%	06/01/2036	1,235	1,345,605
Wisconsin (State of) Public Finance Authority;
Series 2018, RB (INS - AGM)(b)	5.00%	07/01/2058	2,100	2,461,619
Series 2019 A, RB(a)	5.38%	06/01/2044	100	102,547
Series 2019 A, RB(a)	5.50%	06/01/2054	100	102,407
Series 2019 A, RB (INS - AGM)(b)	5.00%	07/01/2058	100	120,181
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(a)	5.00%	06/15/2039	100	110,019
				6,008,200
TOTAL INVESTMENTS IN SECURITIES(g)–100.64% (Cost $141,654,018)					147,919,952
FLOATING RATE NOTE OBLIGATIONS–(1.02)%
Note with an interest and fee rate of 0.60% at 05/31/2021 and a contractual maturity of collateral of 05/15/2051(h)					(1,500,000)
OTHER ASSETS LESS LIABILITIES–0.38%					552,086
NET ASSETS–100.00%					$146,972,038
Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
RB	– Revenue Bonds
Ref.	– Refunding
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $8,284,152, which represented 5.64% of the Fund’s Net Assets.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security subject to the alternative minimum tax.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Underlying security related to TOB Trusts entered into by the Fund.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	6.02%

(h)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2021. At May 31, 2021, the Fund’s investments with a value of $2,585,948 are held by TOB Trusts and serve as collateral for the $1,500,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Environmental Focus Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2021, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Environmental Focus Municipal Fund